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                         SUPPLEMENT DATED MAY 1, 2002 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT-3


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE MAY 1, 2002 : MERGER OF VAN KAMPEN LIFE INVESTMENT TRUST - ASSET ALLOCATION PORTFOLIO INTO VAN KAMPEN LIFE INVESTMENT TRUST - ENTERPRISE PORTFOLIO.

     Effective May 1, 2002, pursuant to shareholder vote, all shares of Van Kampen Life Investment Trust - Asset Allocation Portfolio were exchanged for shares of Van Kampen Life Investment Trust - Enterprise Portfolio. Any assets invested in Van Kampen Life Investment Trust - Asset Allocation Portfolio at the close of business on April 30, 2002 will be exchanged for shares of Van Kampen Life Investment Trust - Enterprise Portfolio. The value of the shares received in the exchange equals the value of the shares held in the Van Kampen Life Investment Trust - Asset Allocation Portfolio as of the close of business on April 30, 2002. This exchange of shares will not otherwise affect any contract rights. Contract owners are free to reallocate assets located in the Van Kampen Life Investment Trust - Enterprise Portfolio pursuant to the terms of the contract.

     Following the exchange, contract owners who had assets in the Van Kampen Life Investment Trust - Asset Allocation Portfolio will have assets in the Van Kampen Life Investment Trust - Enterprise Portfolio and the Van Kampen Life Investment Trust - Asset Allocation Portfolio will be terminated in accordance with Delaware state law.

2. EFFECTIVE MAY 1, 2002, ALL REFERENCES IN YOUR PROSPECTUS TO VAN KAMPEN LIFE INVESTMENT TRUST - ASSET ALLOCATION PORTFOLIO ARE DELETED AND PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND:

         VAN KAMPEN LIFE INVESTMENT TRUST
             - Enterprise Portfolio

3. EFFECTIVE MAY 1, 2002 : MERGER OF VAN KAMPEN LIFE INVESTMENT TRUST - DOMESTIC EQUITY PORTFOLIO INTO VAN KAMPEN LIFE INVESTMENT TRUST - GOVERNMENT PORTFOLIO.

     Effective May 1, 2002, pursuant to shareholder vote, all shares of Van Kampen Life Investment Trust - Domestic Equity Portfolio were exchanged for shares of Van Kampen Life Investment Trust - Government Portfolio. Any assets invested in Van Kampen Life Investment Trust - Domestic Equity Portfolio at the close of business on April 30, 2002 will be exchanged for shares of Van Kampen Life Investment Trust - Government Portfolio. The value of the shares received in the exchange equals the value of the shares held in the Van Kampen Life Investment Trust - Domestic Equity Portfolio as of the close of business on April 30, 2002. This exchange of shares will not otherwise affect any contract rights. Contract owners are free to reallocate assets located in the Van Kampen Life Investment Trust Government Portfolio pursuant to the terms of the contract.


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     Following the exchange, contract owners who had assets in the Van Kampen
     Life Investment Trust - Domestic Equity Portfolio will have assets in the Van Kampen Life Investment Trust - Government Portfolio and the Van Kampen Life Investment Trust - Domestic Equity Portfolio will be terminated in accordance with Delaware state law.

4. EFFECTIVE MAY 1, 2002, ALL REFERENCES IN YOUR PROSPECTUS TO VAN KAMPEN LIFE INVESTMENT TRUST - DOMESTIC EQUITY PORTFOLIO ARE DELETED AND PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND:

         VAN KAMPEN LIFE INVESTMENT TRUST
             - Government Portfolio

5.   "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS AMENDED AS FOLLOWS:

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

         U. S. REAL ESTATE PORTFOLIO

         INVESTMENT OBJECTIVE: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.